Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Employer contribution	¥ 19,000
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	789,059	735,853
Service cost	25,343	29,774	29,589
Interest cost	14,606	15,196	16,067
Amendments		(1,119)
Actuarial loss	49,258	25,098
Curtailments and settlements		(301)
Effect of changes in consolidated subsidiaries	(15,061)	8,852
Benefits paid	(36,161)	(24,294)
Benefit obligation at end of the fiscal year	827,044	789,059	735,853
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	556,247	536,648
Actual return on plan assets	69,491	18,447
Employer contribution	10,369	15,745
Effect of changes in consolidated subsidiaries	(7,003)	4,592
Benefits paid	(21,100)	(19,185)
Fair value of plan assets at end of the fiscal year	608,004	556,247	536,648
Funded status at end of the fiscal year	(219,040)	(232,812)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	221,641	206,497
Service cost	2,387	3,348	4,160
Interest cost	10,197	10,082	11,165
Plan participants' contributions	619	684
Amendments	27	440
Actuarial loss	25,385	12,376
Foreign currency exchange rate changes	27,354	(3,273)
Curtailments and settlements	(2,106)	(577)
Effect of changes in consolidated subsidiaries		3,104
Benefits paid	(10,576)	(11,040)
Benefit obligation at end of the fiscal year	274,928	221,641	206,497
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	151,139	140,387
Actual return on plan assets	17,075	11,421
Foreign currency exchange rate changes	18,460	(1,872)
Employer contribution	10,501	9,033
Plan participants' contributions	619	684
Curtailments and settlements	(351)	(1,386)
Effect of changes in consolidated subsidiaries		2,331
Benefits paid	(9,424)	(9,459)
Fair value of plan assets at end of the fiscal year	188,019	151,139	140,387
Funded status at end of the fiscal year	¥ (86,909)	¥ (70,502)